Accounting Pronouncements	6 Months Ended
Jun. 30, 2026
Accounting Pronouncements [Abstract]
Accounting pronouncements

3. Accounting pronouncements

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Interpretations and amendments adopted

Amendment to IFRS 9 and IFRS 7

In May 2024, the International Accounting Standards Board issued an amendment to IFRS 9 and IFRS 7, Classification and Measurement of Financial Instruments. This amendment intends to clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the principal-and-interest-only payment (SPPI) criterion; add new disclosures for certain instruments with contractual terms that may change cash flows (such as some instruments with features linked to the achievement of Environmental, Social and Governance (ESG) goals); and make updates to disclosures for equity instruments designated at fair value through other comprehensive income. The amendment is effective for reporting periods beginning on or after January 1, 2026, with earlier application permitted. The amendments had no impact on the Group’s condensed consolidated interim financial statements since it already derecognized financial liabilities at the settlement date.

Annual improvements to IFRS Accounting Standards — Volume 11

In July 2024, the International Accounting Standards Board (IASB) issued the Annual Improvements to IFRS Accounting Standards—Volume 11. The IASB’s Annual Improvements are limited to amendments that either clarify the wording of an IFRS standard or correct relatively minor unintended consequences, oversights or conflicts between requirements in the standards.

The amendments contained in the Annual Improvements relate to:

●	IFRS 1 First-time Adoption of International Financial Reporting Standards — Hedge Accounting by a First-time Adopter

IFRS 7 Financial Instruments: Disclosures:

●	Gain or loss on derecognition

●	Disclosure of differences between the fair value and the transaction price

●	Disclosures on credit risk

IFRS 9 Financial Instruments:

●	Derecognition of lease liabilities

●	Transaction price

●	IFRS 10 Consolidated Financial Statements — Determination of a ‘de facto agent’

●	IAS 7 Statement of Cash Flows — Cost Method.

The amendments are effective for reporting periods beginning on or after January 1, 2026, with earlier application permitted. The amendments had no impact on the Group’s condensed consolidated interim financial statements.